Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	10.15%	6.00%	9.19%	(8.85%)	6.45%	7.04%	11.70%	(2.68%)	6.83%	5.82%
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	12.85%	6.86%	11.39%	(11.15%)	9.62%	8.40%	15.93%	(5.62%)	10.95%	7.91%
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[3]	15.13%	8.84%	13.47%	(12.90%)	12.82%	10.60%	18.91%	(6.89%)	14.11%	10.52%
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[4]	17.99%	10.79%	16.09%	(14.70%)	16.52%	11.67%	22.07%	(8.78%)	17.94%	12.32%
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[5]	18.83%	11.99%	17.37%	(15.88%)	19.31%	12.68%	24.37%	(9.88%)	20.39%	13.16%
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[6]	9.03%	6.09%	9.02%	(11.85%)	8.57%	5.90%	14.55%	(6.04%)	10.58%	6.22%
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[7]	10.36%	7.58%	10.33%	(13.35%)	11.06%	5.91%	16.30%	(7.22%)	13.85%	6.31%
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Annual Return [Percent]	[8]	11.65%	7.71%	11.14%	(13.73%)	12.59%	5.19%	17.08%	(8.72%)	17.66%	5.57%

[1]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[2]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[3]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[4]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[5]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[6]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[7]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[8]	The returns are for Class 2 shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.